UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira,

Franklin Templeton

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2021

WESTERN ASSET

PENNSYLVANIA

MUNICIPALS FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks as high a level of income exempt from regular federal income tax and Pennsylvania personal income taxes* as is consistent with prudent investing.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Pennsylvania Municipals Fund for the six-month reporting period ended September 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 29, 2021

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Pennsylvania Municipals Fund

Performance review

For the six months ended September 30, 2021, Class A shares of Western Asset Pennsylvania Municipals Fund, excluding sales charges, returned 1.41%. The Fund’s unmanaged benchmark, the Bloomberg Pennsylvania Municipal Bond Indexi, returned 1.34% for the same period. The Lipper Pennsylvania Municipal Debt Funds Category Averageii returned 1.64% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Pennsylvania Municipals Fund:
Class A	1.41%
Class C	1.12%
Class I	1.49%
Bloomberg Pennsylvania Municipal Bond Index	1.34%
Lipper Pennsylvania Municipal Debt Funds Category Average	1.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2021 for Class A, Class C and Class I shares were 0.53%, -0.03% and 0.72%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 0.68%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated July 30, 2021, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.78%, 1.32% and 0.65%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Pennsylvania Municipals Fund	III

Performance review (cont’d)

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 29, 2021

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. As a non-diversified fund, it can invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Western Asset Pennsylvania Municipals Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Pennsylvania Municipal Bond Index is a market value weighted index of Pennsylvania investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 51 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Pennsylvania Municipals Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2021 and March 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2021 and held for the six months ended September 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.41%	$1,000.00	$1,014.10	0.77%	$3.89	Class A	5.00%	$1,000.00	$1,021.21	0.77%	$3.90
Class C	1.12	1,000.00	1,011.20	1.33	6.71	Class C	5.00	1,000.00	1,018.40	1.33	6.73
Class I	1.49	1,000.00	1,014.90	0.60	3.03	Class I	5.00	1,000.00	1,022.06	0.60	3.04

2	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

[1]	For the six months ended September 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2021

Western Asset Pennsylvania Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 100.3%
Education — 10.0%
Montgomery County, PA, IDA, School Revenue:
Germantown Academy Project, Series A, Refunding	4.000%	10/1/36	$450,000	$495,513
Germantown Academy Project, Series A, Refunding	4.000%	10/1/41	450,000	491,864
Germantown Academy Project, Series A, Refunding	4.000%	10/1/46	625,000	714,111
Germantown Academy Project, Series A, Refunding	4.000%	10/1/51	800,000	910,615
Northampton County, PA, General Purpose Authority College Revenue, Lafayette College, Refunding	5.000%	11/1/47	2,000,000	2,413,916
Pennsylvania State Higher EFA Revenue:
La Salle University, Refunding	5.000%	5/1/29	1,500,000	1,540,309
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,000,000	1,213,660
Widener University, Series A, Refunding	4.000%	7/15/46	1,300,000	1,483,053
Widener University, Series A, Refunding	4.000%	7/15/51	2,000,000	2,271,304
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	400,000	460,546
Discovery Charter School Project	5.875%	4/1/32	450,000	458,421
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	3,000,000	3,739,505
Total Education				16,192,817
Health Care — 20.3%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/24	1,000,000	1,153,480
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/26	2,250,000	2,806,920
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	575,825
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	687,228
Bucks County, PA, IDA, Hospital Authority Revenue:
St. Luke’s University Health Network	4.000%	8/15/33	530,000	612,506
St. Luke’s University Health Network	4.000%	8/15/34	785,000	904,704

See Notes to Financial Statements.

4	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

Western Asset Pennsylvania Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
St. Luke’s University Health Network	4.000%	8/15/35	$500,000	$575,334
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	535,000	596,361
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/39	2,000,000	2,428,114
Penn State Health	4.000%	11/1/36	1,200,000	1,418,493
Lancaster County, PA, Hospital Authority Revenue, Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	3,000,000	3,267,320
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/44	1,000,000	1,149,054
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, Refunding	5.000%	7/1/41	1,000,000	1,157,074
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,000,000	1,208,740
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems, Series A	5.000%	8/15/47	3,500,000	4,189,308
University of Pennsylvania Health Systems, Series B, Refunding	4.000%	8/15/42	1,750,000	2,008,295	(a)
Philadelphia, PA, Authority for IDR, Hospital Revenue, The Children’s Hospital of Philadelphia Project, Series A, Refunding	5.000%	7/1/31	4,250,000	5,694,250
Southcentral, PA, General Authority Revenue, Wellspan Health Obligated Group, Series A, Refunding	4.000%	6/1/44	1,950,000	2,227,607
Total Health Care				32,660,613
Industrial Revenue — 1.1%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,213,016
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	500,000	522,156	(b)(c)(d)
Total Industrial Revenue				1,735,172
Leasing — 2.7%
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue	5.000%	5/1/37	2,000,000	2,438,317

See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Pennsylvania Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Leasing — continued
Lease Revenue, Refunding	5.000%	10/1/30	$500,000	$644,140
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	250,000	301,073
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	750,000	900,288
Total Leasing				4,283,818
Local General Obligation — 14.7%
Armstrong, PA, School District, GO:
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/36	1,075,000	1,262,172
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/37	1,000,000	1,171,037
Dover, PA, Area School District, GO:
BAM, State Aid Withholding, Refunding	5.000%	4/1/36	1,000,000	1,179,097
BAM, State Aid Withholding, Refunding	5.000%	4/1/37	875,000	1,030,021
BAM, State Aid Withholding, Refunding	5.000%	4/1/38	1,000,000	1,175,239
BAM, State Aid Withholding, Refunding	5.000%	4/1/39	575,000	674,656
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	4,000,000	4,534,705
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	5,000,000	5,859,643
North Allegheny, PA, School District, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	1,170,052
Philadelphia, PA, GO, Series B	5.000%	2/1/39	1,500,000	1,858,028
Wilkes-Barre Area School District, PA, GO, BAM, State Aid Withholding, Refunding	4.000%	4/15/49	2,250,000	2,571,020
York County, PA, GO, Refunding	5.000%	3/1/36	1,000,000	1,224,136
Total Local General Obligation				23,709,806
Power — 3.6%
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance, Refunding	5.000%	8/1/31	1,250,000	1,455,308
1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,940,350
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	450,000	441,000	*(e)
Series A	5.050%	7/1/42	70,000	68,600	*(e)

See Notes to Financial Statements.

6	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

Western Asset Pennsylvania Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Power — continued
Series XX	5.250%	7/1/40	$735,000	$723,056	*(e)
Series ZZ, Refunding	5.250%	7/1/18	150,000	145,312	*(f)
Total Power				5,773,626
Pre-Refunded/Escrowed to Maturity — 5.9%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	110,000	125,858	(g)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	2,250,000	2,753,377	(g)
Montgomery County, PA, IDA, Health Facilities Revenue, Jefferson Health System, Series A, Refunding	5.000%	10/1/41	1,000,000	1,023,727	(g)
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities	5.000%	11/15/24	3,250,000	3,347,294	(g)
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	2,000,000	2,255,284	(g)
Total Pre-Refunded/Escrowed to Maturity				9,505,540
Special Tax Obligation — 3.5%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	190,000	212,727	(a)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/48	2,000,000	2,427,926
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	200,000	180,754
CAB, Restructured, Series A-1	0.000%	7/1/46	210,000	69,332
CAB, Restructured, Series A-1	0.000%	7/1/51	1,250,000	298,698
Restructured, Series A-1	4.550%	7/1/40	50,000	56,313
Restructured, Series A-1	5.000%	7/1/58	1,265,000	1,438,001
Restructured, Series A-2	4.329%	7/1/40	330,000	366,766
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	150,000	150,352
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	375,000	375,859
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	151,222
Total Special Tax Obligation				5,727,950

See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Pennsylvania Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — 0.1%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	$250,000	$219,375	*(e)
Transportation — 21.0%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Refunding, Port District Project	5.000%	1/1/25	2,215,000	2,344,555
Delaware River, PA & NJ, Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.000%	7/1/42	2,000,000	2,388,750
Delaware River, PA & NJ, Port Authority Revenue, Series A	5.000%	1/1/36	3,000,000	3,736,929
Delaware River, PA, Joint Toll Bridge Commission, Bridge System Revenue, Series B, Refunding	5.000%	7/1/31	1,350,000	1,726,023
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/43	3,000,000	3,683,539
Series B, Refunding	5.000%	12/1/46	1,500,000	1,904,328
Subordinated, Series B	4.000%	12/1/46	2,000,000	2,316,682
Subordinated, Series B	5.000%	12/1/50	2,000,000	2,527,785
Subordinated, Series B, Refunding	5.000%	6/1/39	2,250,000	2,621,122
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/35	3,300,000	3,779,617	(b)
Series B, Refunding	5.000%	7/1/42	3,000,000	3,570,374	(b)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority:
Parking System Revenue	5.000%	12/15/33	615,000	754,931
Parking System Revenue	5.000%	12/15/34	1,000,000	1,226,815
Parking System Revenue	5.000%	12/15/36	1,000,000	1,221,706
Total Transportation				33,803,156
Water & Sewer — 17.4%
Capital Region Water, PA, Water Revenue, Series A, BAM, Refunding	5.000%	7/15/29	250,000	300,046
Delaware County, PA, Regional Water Quality Control Authority Revenue	5.000%	11/1/46	5,000,000	5,886,272
Erie City, Erie County, PA, Water Authority, Water Revenue, Series D, BAM, Refunding	5.000%	12/1/31	1,300,000	1,680,358
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue:
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/28	1,585,000	1,816,951

See Notes to Financial Statements.

8	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

Western Asset Pennsylvania Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/29	$900,000	$1,041,664
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/32	800,000	940,643
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,335,000	4,122,923
Series A, Refunding	5.000%	11/1/50	1,000,000	1,248,442
Westmoreland County, PA, Municipal Authority Revenue:
Capital Appreciation, Series B, AGM	0.000%	8/15/30	8,830,000	7,613,603
Refunding, BAM	5.000%	8/15/42	3,000,000	3,447,314
Total Water & Sewer				28,098,216
Total Investments — 100.3% (Cost — $149,764,381)				161,710,089
Liabilities in Excess of Other Assets — (0.3)%				(553,992)
Total Net Assets — 100.0%				$161,156,097

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of September 30, 2021.

(f)	The maturity principal is currently in default as of September 30, 2021.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

EFA	— Educational Facilities Authority

GO	— General Obligation

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

SD	— School District

UPMC	— University of Pittsburgh Medical Center

See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

September 30, 2021

Assets:
Investments, at value (Cost — $149,764,381)	$161,710,089
Cash	59,502
Interest receivable	1,802,839
Receivable for Fund shares sold	26,906
Other assets	554
Prepaid expenses	19,195
Total Assets	163,619,085

Liabilities:
Payable for securities purchased	2,164,997
Payable for Fund shares repurchased	133,410
Investment management fee payable	59,151
Distributions payable	29,284
Service and/or distribution fees payable	20,582
Trustees’ fees payable	734
Accrued expenses	54,830
Total Liabilities	2,462,988
Total Net Assets	$161,156,097

Net Assets:
Par value (Note 7)	$123
Paid-in capital in excess of par value	156,517,287
Total distributable earnings (loss)	4,638,687
Total Net Assets	$161,156,097

Net Assets:
Class A	$117,898,044
Class C	$10,228,467
Class I	$33,029,586

Shares Outstanding:
Class A	8,982,031
Class C	782,587
Class I	2,517,540

Net Asset Value:
Class A (and redemption price)	$13.13
Class C*	$13.07
Class I (and redemption price)	$13.12
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.71

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2021

Investment Income:
Interest	$2,425,154

Expenses:
Investment management fee (Note 2)	369,658
Service and/or distribution fees (Notes 2 and 5)	138,308
Transfer agent fees (Note 5)	55,629
Fund accounting fees	35,384
Registration fees	21,763
Audit and tax fees	17,213
Legal fees	4,790
Shareholder reports	2,048
Insurance	1,512
Trustees’ fees	1,494
Commitment fees (Note 8)	607
Custody fees	326
Miscellaneous expenses	2,527
Total Expenses	651,259
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,900)
Net Expenses	644,359
Net Investment Income	1,780,795

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	404,506
Change in Net Unrealized Appreciation (Depreciation) From Investments	112,346
Net Gain on Investments	516,852
Increase in Net Assets From Operations	$2,297,647

See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended September 30, 2021 (unaudited) and the Year Ended March 31, 2021	September 30	March 31

Operations:
Net investment income	$1,780,795	$3,908,376
Net realized gain	404,506	133,241
Change in net unrealized appreciation (depreciation)	112,346	3,448,712
Increase in Net Assets From Operations	2,297,647	7,490,329

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,777,055)	(3,903,345)
Decrease in Net Assets From Distributions to Shareholders	(1,777,055)	(3,903,345)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	14,144,913	31,019,935
Reinvestment of distributions	1,589,278	3,488,146
Cost of shares repurchased	(19,215,023)	(41,381,917)
Decrease in Net Assets From Fund Share Transactions	(3,480,832)	(6,873,836)
Decrease in Net Assets	(2,960,240)	(3,286,852)

Net Assets:
Beginning of period	164,116,337	167,403,189
End of period	$161,156,097	$164,116,337

See Notes to Financial Statements.

12	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.09	$12.80	$12.76	$12.63	$12.75	$13.19

Income (loss) from operations:
Net investment income	0.14	0.31	0.36	0.42	0.44	0.46
Net realized and unrealized gain (loss)	0.04	0.29	0.04	0.13	(0.12)	(0.44)
Total income from operations	0.18	0.60	0.40	0.55	0.32	0.02

Less distributions from:
Net investment income	(0.14)	(0.31)	(0.36)	(0.42)	(0.44)	(0.46)
Total distributions	(0.14)	(0.31)	(0.36)	(0.42)	(0.44)	(0.46)

Net asset value, end of period	$13.13	$13.09	$12.80	$12.76	$12.63	$12.75
Total return[3]	1.41%	4.74%	3.12%	4.47%	2.56%	0.13%

Net assets, end of period (000s)	$117,898	$112,905	$104,693	$94,087	$100,304	$109,196

Ratios to average net assets:
Gross expenses	0.77%[4]	0.78%	0.78%	0.78%	0.74%	0.72%
Net expenses	0.77 [4]	0.78 [5]	0.78 [5]	0.78	0.74 [5]	0.72 [5]
Net investment income	2.18 [4]	2.40	2.76	3.35	3.47	3.50

Portfolio turnover rate	11%	8%	21%	14%	14%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.03	$12.75	$12.70	$12.57	$12.69	$13.13

Income (loss) from operations:
Net investment income	0.11	0.24	0.29	0.35	0.37	0.38
Net realized and unrealized gain (loss)	0.04	0.28	0.05	0.13	(0.12)	(0.44)
Total income (loss) from operations	0.15	0.52	0.34	0.48	0.25	(0.06)

Less distributions from:
Net investment income	(0.11)	(0.24)	(0.29)	(0.35)	(0.37)	(0.38)
Total distributions	(0.11)	(0.24)	(0.29)	(0.35)	(0.37)	(0.38)

Net asset value, end of period	$13.07	$13.03	$12.75	$12.70	$12.57	$12.69
Total return[3]	1.12%	4.10%	2.56%	3.99%	1.99%	(0.45)%

Net assets, end of period (000s)	$10,228	$16,354	$29,699	$51,168	$61,416	$67,110

Ratios to average net assets:
Gross expenses	1.33%[4]	1.32%	1.33%	1.33%	1.29%	1.28%
Net expenses	1.33 [4]	1.32 [5]	1.33 [5]	1.33	1.29	1.28
Net investment income	1.63 [4]	1.86	2.25	2.81	2.92	2.94

Portfolio turnover rate	11%	8%	21%	14%	14%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.08	$12.80	$12.75	$12.62	$12.74	$13.18

Income (loss) from operations:
Net investment income	0.16	0.33	0.38	0.44	0.46	0.47
Net realized and unrealized gain (loss)	0.04	0.28	0.05	0.13	(0.12)	(0.44)
Total income from operations	0.20	0.61	0.43	0.57	0.34	0.03

Less distributions from:
Net investment income	(0.16)	(0.33)	(0.38)	(0.44)	(0.46)	(0.47)
Total distributions	(0.16)	(0.33)	(0.38)	(0.44)	(0.46)	(0.47)

Net asset value, end of period	$13.12	$13.08	$12.80	$12.75	$12.62	$12.74
Total return[3]	1.49%	4.85%	3.38%	4.65%	2.70%	0.24%

Net assets, end of period (000s)	$33,030	$34,857	$33,012	$34,455	$33,861	$37,244

Ratios to average net assets:
Gross expenses	0.64%[4]	0.65%	0.65%	0.65%	0.62%	0.64%
Net expenses[5,6]	0.60 [4]	0.60	0.60	0.60	0.60	0.60
Net investment income	2.35 [4]	2.57	2.94	3.53	3.61	3.63

Portfolio turnover rate	11%	8%	21%	14%	14%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$161,710,089	—	$161,710,089

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within Pennsylvania, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Pennsylvania.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on

18	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

During the six months ended September 30, 2021, fees waived and/or expenses reimbursed amounted to $6,900.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at September 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires March 31, 2023	$15,199
Expires March 31, 2024	6,900
Total fee waivers/expense reimbursements subject to recapture	$22,099

For the six months ended September 30, 2021, LMPFA did not recapture any fees.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of Legg Mason funds, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$212	—
CDSCs	1,266	$152

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have

20	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2021, such purchase and sale transactions (excluding accrued interest) were $5,400,000 and $11,695,000, respectively.

3. Investments

During the six months ended September 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$17,719,725
Sales	17,266,549

At September 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$149,764,381	$12,266,511	$(320,803)	$11,945,708

4. Derivative instruments and hedging activities

During the six months ended September 30, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$87,034	$36,309
Class C	51,274	5,157
Class I	—	14,163
Total	$138,308	$55,629

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

For the six months ended September 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$6,900

6. Distributions to shareholders by class

	Six Months Ended September 30, 2021	Year Ended March 31, 2021
Net Investment Income:
Class A	$1,263,270	$2,618,754
Class C	119,462	419,329
Class I	394,323	865,262
Total	$1,777,055	$3,903,345

7. Shares of beneficial interest

At September 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	744,899	$9,890,401	1,638,081	$21,351,873
Shares issued on reinvestment	86,200	1,141,517	182,279	2,367,605
Shares repurchased	(477,217)	(6,324,363)	(1,368,963)	(17,807,833)
Net increase	353,882	$4,707,555	451,397	$5,911,645

Class C
Shares sold	42,043	$554,480	47,089	$612,106
Shares issued on reinvestment	8,347	110,085	29,441	380,019
Shares repurchased	(522,968)	(6,920,554)	(1,150,945)	(14,935,440)
Net decrease	(472,578)	$(6,255,989)	(1,074,415)	$(13,943,315)

Class I
Shares sold	279,440	$3,700,032	694,317	$9,055,956
Shares issued on reinvestment	25,507	337,676	57,040	740,522
Shares repurchased	(452,442)	(5,970,106)	(665,883)	(8,638,644)
Net increase (decrease)	(147,495)	$(1,932,398)	85,474	$1,157,834

22	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended September 30, 2021.

9. Deferred capital losses

As of March 31, 2021, the Fund had deferred capital losses of $7,885,131, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to

Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

24	Western Asset Pennsylvania Municipals Fund 2021 Semi-Annual Report

Western Asset

Pennsylvania Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Western Asset Pennsylvania Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Pennsylvania Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Pennsylvania Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD1563 11/21 SR21-4273

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date:	November 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date:	November 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci Principal Financial Officer

Date:	November 23, 2021